Trade And Unbilled Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 562,616	$ 556,950
Unbilled receivables	386,035	379,252
Less – allowance for doubtful accounts	(6,738)	(7,445)
Trade and unbilled receivables, net	941,913	928,757
Includes receivables due from affiliated companies	76,598	80,290
Israeli Ministry Of Defense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	$ 520,176	$ 526,280